CONDENSED SCHEDULES OF INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 30,528,671	$ 10,836,786
Percent of Members' Capital	3.12%	0.99%
Maximum
CONDENSED SCHEDULES OF INVESTMENTS
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	2,696,221	(935,978)
Percent of Members' Capital	0.28%	(0.09%)
Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	7,239,587	12,206,257
Percent of Members' Capital	0.74%	1.12%
Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	239,013	1,150,907
Percent of Members' Capital	0.02%	0.10%
Energy
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	(189,409)	(840,096)
Percent of Members' Capital	(0.02%)	(0.08%)
Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	(4,594,585)	3,046,353
Percent of Members' Capital	(0.47%)	0.28%
Metals
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	2,662,623	(7,177,343)
Percent of Members' Capital	0.27%	(0.65%)
Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	22,475,221	3,386,686
Percent of Members' Capital	2.30%	0.31%
Long Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	20,865,337	3,386,611
Percent of Members' Capital	2.13%	0.31%
Long Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	1,692	699
Net Unrealized Profit (Loss) on Open Positions	(904,240)	(1,095,039)
Percent of Members' Capital	(0.09%)	(0.10%)
Long Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	4,996	6,497
Net Unrealized Profit (Loss) on Open Positions	3,146,465	(674,405)
Percent of Members' Capital	0.32%	(0.06%)
Long Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	138,254,480,312	175,546,642,037
Net Unrealized Profit (Loss) on Open Positions	927,780	2,787,207
Percent of Members' Capital	0.09%	0.25%
Long Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	693	191
Net Unrealized Profit (Loss) on Open Positions	407,390	455,395
Percent of Members' Capital	0.04%	0.04%
Long Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	19,506	23,739
Net Unrealized Profit (Loss) on Open Positions	(5,225,777)	3,139,701
Percent of Members' Capital	(0.53%)	0.29%
Long Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	641	1,133
Net Unrealized Profit (Loss) on Open Positions	35,533	(4,627,214)
Percent of Members' Capital	0.00%	(0.42%)
Long Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	8,131	9,645
Net Unrealized Profit (Loss) on Open Positions	22,478,186	3,400,966
Percent of Members' Capital	2.30%	0.31%
Short Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	9,663,334	7,450,175
Percent of Members' Capital	0.99%	0.68%
Short Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(3,532)	(1,992)
Net Unrealized Profit (Loss) on Open Positions	3,600,461	159,061
Percent of Members' Capital	0.37%	0.01%
Short Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(3,705)	(1,892)
Net Unrealized Profit (Loss) on Open Positions	4,093,122	12,880,662
Percent of Members' Capital	0.42%	1.18%
Short Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(3,593,062,052)	(103,642,972,722)
Net Unrealized Profit (Loss) on Open Positions	(688,767)	(1,636,300)
Percent of Members' Capital	(0.07%)	(0.15%)
Short Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(303)	(760)
Net Unrealized Profit (Loss) on Open Positions	(596,799)	(1,295,491)
Percent of Members' Capital	(0.06%)	(0.12%)
Short Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(1,606)	(491)
Net Unrealized Profit (Loss) on Open Positions	631,192	(93,348)
Percent of Members' Capital	0.06%	(0.01%)
Short Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(1,131)	(581)
Net Unrealized Profit (Loss) on Open Positions	2,627,090	(2,550,129)
Percent of Members' Capital	0.27%	(0.23%)
Short Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(41)	(42)
Net Unrealized Profit (Loss) on Open Positions	$ (2,965)	$ (14,280)
Percent of Members' Capital	0.00%	0.00%